Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 96,909,642	$ 97,098,915	$ 103,346,341
Cost of revenues	63,609,840	63,900,597	65,247,864
Gross profit	33,299,802	33,198,318	38,098,477
Operating expenses
Selling	6,637,689	7,295,460	7,109,524
General and administrative	7,784,753	6,540,944	12,468,551
Research and development	3,456,098	2,753,315	2,962,904
Written-off Tai He deposit			4,755,536
Provision for credit losses	1,109,347	1,933,661
Total operating expenses	18,987,887	18,523,380	27,296,515
Income from operations	14,311,915	14,674,938	10,801,962
Other (income) expense:
Change in fair value in convertible debt	678,297
Interest expense	1,506,700	250,781	194,667
Interest income	(1,014,402)	(873,439)	(63,725)
Currency exchange loss (gain)	(380,254)	153,440	(273,432)
Other (income) expense, net	(104,557)	95,382	53,205
Total other (income) expenses	685,784	(373,836)	(89,285)
Income before income tax provision	13,626,131	15,048,774	10,891,247
Income taxes expense	2,788,824	3,457,733	4,713,543
Net income	10,837,307	11,591,041	6,177,704
Net loss attributable to non-controlling interests	(6,282)	(34,376)	(65,265)
Net income attributable to shareholders	10,843,589	11,625,417	6,242,969
Foreign currency translation adjustment	(4,271,912)	(3,432,299)	(9,155,028)
Comprehensive income (loss)	6,565,395	8,158,742	(2,977,324)
Comprehensive loss attributable to non-controlling interests	(20,015)	(50,161)	(79,167)
Comprehensive income (loss) attributable to shareholders	$ 6,585,410	$ 8,208,903	$ (2,898,157)
Weighted average number of ordinary shares - basic (in Shares)	27,371,707	23,940,000	23,411,068
Weighted average number of ordinary shares - diluted (in Shares)	27,371,707	23,940,000	23,411,068
Basic net income per ordinary share (in Dollars per share)	$ 0.4	$ 0.49	$ 0.27
Third party sales
Revenues
Total revenues	$ 96,141,089	$ 96,682,474	$ 103,317,145
Related party sales
Revenues
Total revenues	$ 768,553	$ 416,441	$ 29,196